Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Channel Short Duration Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Channel Short Duration Income Fund (the “Fund”) is total return, comprised of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of intermediate-term (typically with maturities between one and 10 years), investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Fund may also purchase various mortgage-backed and other asset-backed securities. The Fund’s adviser, Channel Investment Partners LLC (the “Adviser”), seeks to add value for Fund investors and to maximize the Fund’s risk-adjusted returns versus the unmanaged Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index® by managing the duration of the Fund’s portfolio and through sector allocation and issue selection.

The Adviser evaluates each sector and manages the Fund’s portfolio such that the Fund’s investments may be over- or under-weighted in a particular sector relative to its benchmark index. Sector allocation decisions use many of the same inputs as those analyzed when formulating an interest rate forecast. Generally, the anticipation of narrowing credit spreads suggests a higher allocation to non-Treasury sectors, while widening credit spreads normally dictate a lower allocation.

The Adviser uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. In addition to duration management, the Adviser invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration of two to five years, and an effective weighted average maturity of three to six years.

The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”). Junk bonds are bonds rated below BBB or its equivalent by any nationally recognized securities rating organization, or that are unrated but determined by the Adviser to be of comparable quality.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, including foreign fixed income securities from developed countries. The Fund may meet this objective by directly investing in fixed income securities, or by investing in other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in fixed income securities. Fixed income securities in which the Fund typically invests include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage and other asset-backed securities; and money market instruments. All fixed income securities will be denominated in U.S. dollars.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

●	Management Risk. The strategy used by the Adviser may fail to produce the intended results and may lose money.

●	Fixed Income Securities Risks.

●	Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates.

●	Duration Risk. Prices of fixed income securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

●

Credit Risk. The issuer of a fixed income security may not be able or willing to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

●

High Yield Risk. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

●

Prepayment and Extension Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed and asset-backed securities.

●

Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

●

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Because the assets providing cash flows to a mortgage-backed security (a “MBS”) are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of MBS depends, in part, on the likelihood of the borrower making timely payments of principal and interest. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower’s lessened ability or willingness to repay in light of changed circumstances such as a job loss; (ii) the borrower’s ability or willingness to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; and (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

●

Prepayment Risk. Certain types of asset-backed securities, such as MBS, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

●

Foreign Investments Risk. Investing in foreign companies (whether directly or through American Depositary Receipts (“ADRs”) or investment companies) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.

●

Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

●

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

•	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

•	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

•	New Adviser Risk. The Adviser has not previously managed a mutual fund. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

•	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

•	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

•	New Adviser Risk. The Adviser has not previously managed a mutual fund. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 627-8504
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is no guarantee of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:
Best Quarter:	3rd Quarter, 2010, 3.25%
Worst Quarter:	2nd Quarter, 2013, (2.32)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 627-8504.

Channel Short Duration Income Fund | Channel Short Duration Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FCIZX
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses, After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	277
Five Years	rr_ExpenseExampleYear05	489
Ten Years	rr_ExpenseExampleYear10	$ 1,099
Annual Return 2010	rr_AnnualReturn2010	6.08%
Annual Return 2011	rr_AnnualReturn2011	3.19%
Annual Return 2012	rr_AnnualReturn2012	6.80%
Annual Return 2013	rr_AnnualReturn2013	(0.94%)
Annual Return 2014	rr_AnnualReturn2014	2.76%
Annual Return 2015	rr_AnnualReturn2015	0.54%
Annual Return 2016	rr_AnnualReturn2016	2.22%
Annual Return 2017	rr_AnnualReturn2017	2.06%
Annual Return 2018	rr_AnnualReturn2018	(0.04%)
Annual Return 2019	rr_AnnualReturn2019	7.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.32%)
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Channel Short Duration Income Fund | After Taxes on Distributions | Channel Short Duration Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	1.93%
Channel Short Duration Income Fund | After Taxes on Distributions and Sales | Channel Short Duration Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.27%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Channel Short Duration Income Fund | Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.80%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.05%	[2]

[1]	The Fund's Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund's business, do not exceed 0.80% of the Fund's average daily net assets through January 31, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment.
[2]	The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the "Index") is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund's returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.